Membership Interests Awards (Tables)	12 Months Ended
Dec. 31, 2012
Membership Interests Awards
Summary of the status of the net membership interests outstanding and changes during the period

Balance, January 1, 2012	7,957,283
Granted	806,000
Forfeited/canceled	(203,500)

Outstanding at December 31, 2012	8,559,783